Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,205,000
Previously Paid Amount	0.00
Total Fee Amount	856.91
Total Offset Amount	0.00
Net Fee	856.91
Narrative - Max Aggregate Offering Price	$ 6,205,000
Final Prospectus	true